Schedule of property and equipment by geographic segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment	$ 3,055	$ 2,911	$ 979
UNITED STATES
IfrsStatementLineItems [Line Items]
Property and equipment	2,851	2,393
Europe country [member]
IfrsStatementLineItems [Line Items]
Property and equipment	21	212
Asia/Pacific [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 183	$ 306